Share Capital (Earnings (loss) per share) (Details) - USD ($) $ / shares in Units, shares in Thousands, $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Disclosure of share capital, reserves and other equity interest [Abstract]
Net earnings	$ 144.2	$ 96.1
Weighted average number of common shares outstanding (in shares)	391,675	390,160
Basic loss per share (usd per share)	$ 0.37	$ 0.25
Dilutive effect of potential common share equivalents (in shares)	3,187	3,267
Diluted weighted average number of common shares outstanding (in shares)	394,862	393,427
Diluted loss per share (usd per share)	$ 0.37	$ 0.24